Shareholders' Equity (Net Income Per Share) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net Income Per Share [Abstract]
Net income (loss)	$ 123,876,000	$ 126,516,000
Weighted average number of shares outstanding (thousands), basic	110,480,000	114,822,000
Dilutive Effect	0	0
Weighted average number of shares outstanding (thousands), diluted	110,480,000	114,822,000
Net income (loss) per weighted average share, basic	$ 1.12	$ 1.1
Net income (loss) per weighted average share, diluted	$ 1.12	$ 1.1
Issued and Outstanding Share Based Options	1,682,000	1,111,000